UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03343

SIT LARGE CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:    June 30, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments

Sit Large Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Large Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 99.0%
Commercial Services - 0.9%
40,200	Robert Half International, Inc.	1,686,390

Communications - 2.3%
20,800	SBA Communications Corp. *	1,891,968
55,600	Verizon Communications, Inc.	2,644,892

		4,536,860

Consumer Durables - 0.9%
11,900	Polaris Industries, Inc.	1,662,549

Consumer Non-Durables - 8.3%
58,900	Coca-Cola Co.	2,277,074
26,200	Michael Kors Holdings, Ltd. *	2,443,674
30,900	NIKE, Inc.	2,282,274
48,000	PepsiCo, Inc.	4,008,000
18,600	Philip Morris International, Inc.	1,522,782
42,700	Procter & Gamble Co.	3,441,620

		15,975,424

Consumer Services - 5.1%
271,500	Sirius XM Holdings, Inc. *	868,800
19,100	Starbucks Corp.	1,401,558
15,375	Time Warner, Inc.	1,004,449
60,300	Twenty-First Century Fox, Inc.	1,927,791
22,000	Visa, Inc.	4,748,920

		9,951,518

Electronic Technology - 12.5%
29,900	3D Systems Corp. *	1,768,585
12,025	Apple, Inc.	6,454,299
109,100	Applied Materials, Inc.	2,227,822
31,700	Avago Technologies, Ltd.	2,041,797
91,400	Ciena Corp. *	2,078,436
58,600	EMC Corp.	1,606,226
40,600	Intel Corp.	1,047,886
16,600	International Business Machines Corp.	3,195,334
47,200	Qualcomm, Inc.	3,722,192

		24,142,577

Energy Minerals - 4.0%
8,500	Chevron Corp.	1,010,735
19,800	Continental Resources, Inc. *	2,460,546
18,900	Gulfport Energy Corp. *	1,345,302
14,100	Marathon Petroleum Corp.	1,227,264
16,800	Occidental Petroleum Corp.	1,600,872

		7,644,719

Finance - 4.5%
36,400	Franklin Resources, Inc.	1,972,152
9,300	Goldman Sachs Group, Inc.	1,523,805
35,700	JPMorgan Chase & Co.	2,167,347

Quantity	Name of Issuer	Fair Value ($)

21,400	Marsh & McLennan Cos., Inc.	1,055,020
18,800	MetLife, Inc.	992,640
12,400	T Rowe Price Group, Inc.	1,021,140

		8,732,104

Health Services - 4.1%
26,200	Express Scripts Holding Co. *	1,967,358
15,100	McKesson Corp.	2,666,207
40,700	UnitedHealth Group, Inc.	3,336,993

		7,970,558

Health Technology - 13.2%
6,500	Actavis, PLC *	1,338,025
9,700	Alexion Pharmaceuticals, Inc. *	1,475,661
16,600	Allergan, Inc.	2,060,060
37,600	Bristol-Myers Squibb Co.	1,953,320
17,000	Celgene Corp. *	2,373,200
36,200	Covidien, PLC	2,666,492
57,300	Gilead Sciences, Inc. *	4,060,278
21,500	Johnson & Johnson	2,111,945
89,454	Pfizer, Inc.	2,873,262
2,600	Regeneron Pharmaceuticals, Inc. *	780,728
26,200	Stryker Corp.	2,134,514
15,000	Thermo Fisher Scientific, Inc.	1,803,600

		25,631,085

Industrial Services - 2.2%
13,000	Fluor Corp.	1,010,490
32,300	Schlumberger, Ltd.	3,149,250

		4,159,740

Process Industries - 4.2%
4,700	CF Industries Holdings, Inc.	1,225,008
33,500	Ecolab, Inc.	3,617,665
35,300	International Paper Co.	1,619,564
12,800	Praxair, Inc.	1,676,416

		8,138,653

Producer Manufacturing - 10.3%
14,800	3M Co.	2,007,768
1,600	Caterpillar, Inc.	158,992
4,800	Cummins, Inc.	715,152
39,800	Danaher Corp.	2,985,000
25,400	Eaton Corp., PLC	1,908,048
26,700	Emerson Electric Co.	1,783,560
15,200	Flowserve Corp.	1,190,768
31,800	Honeywell International, Inc.	2,949,768
5,800	Precision Castparts Corp.	1,466,008
13,500	Trinity Industries, Inc.	972,945
24,300	United Technologies Corp.	2,839,212
4,000	WW Grainger, Inc.	1,010,640

		19,987,861

See accompanying notes to schedule of investments.

MARCH 31, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Sit Large Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 9.2%
6,800	Amazon.com, Inc. *	2,288,336
50,100	CVS Caremark Corp.	3,750,486
54,100	Dick’s Sporting Goods, Inc.	2,954,401
30,700	eBay, Inc. *	1,695,868
45,300	Home Depot, Inc.	3,584,589
24,400	Target Corp.	1,476,444
35,200	TJX Cos., Inc.	2,134,880

		17,885,004

Technology Services - 14.9%
41,300	Accenture, PLC	3,292,436
23,000	Adobe Systems, Inc. *	1,512,020
14,400	ANSYS, Inc. *	1,109,088
46,800	Cognizant Technology Solutions Corp. *	2,368,548
6,800	Google, Inc. *	7,578,668
23,900	Informatica Corp. *	902,942
4,300	LinkedIn Corp. *	795,242
114,800	Microsoft Corp.	4,705,652
68,300	Oracle Corp.	2,794,153
3,100	priceline.com, Inc. *	3,694,859

		28,753,608

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.4%
16,600	Union Pacific Corp.	3,115,156
15,400	United Parcel Service, Inc.	1,499,652

		4,614,808

Total Common Stocks (cost: $125,121,368)		191,473,458

Total Investments in Securities - 99.0% (cost: $125,121,368)		191,473,458
Other Assets and Liabilities, net - 1.0%		2,008,129

Total Net Assets - 100.0%		$193,481,587

 *    Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	191,473,458	—	—	191,473,458

Total:	191,473,458	—	—	191,473,458

**   For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2014 is included with the Fund’s schedule of investments.

At March 31, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis

Large Cap Growth	$66,978,952	$(626,862)	$66,352,090	$125,121,368

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Large Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Large Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	May 8, 2014

By:	/s/Roger J. Sit

Roger J. Sit

Chairman

Date:	May 8, 2014